Financial Risk Management - Fair Value and Carrying Amount of Financial Assets and Liabilities Including Fair Value Hierarchy (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [Line items]
Borrowings	₩ 718,078	₩ 936,110
Debentures	8,325,643	8,366,694
Assets	6,624,156	7,078,236
Financial liabilities	15,639,956	16,982,174
Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	962,623	1,002,164
Derivative hedging instruments	116,210	267,151
FVOCI	1,398,734	1,189,597
Assets	2,477,567	2,458,912
FVTPL	295,876	302,593
Derivative hedging instruments	9,212
Financial liabilities	305,088
Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	695,320	911,597
Debentures	8,052,193	7,813,420
Long-term payables – other	1,294,977	1,614,934
Financial liabilities	10,042,490	10,339,951
Carrying amount [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	962,623	1,002,164
Derivative hedging instruments	116,210	267,151
FVOCI	1,398,734	1,189,597
Assets	2,477,567	2,458,912
FVTPL	295,876	302,593
Derivative hedging instruments	9,212
Financial liabilities	305,088
Carrying amount [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	718,078	936,110
Debentures	8,325,643	8,366,694
Long-term payables – other	1,260,453	1,638,341
Financial liabilities	10,304,174	10,941,145
Level 1 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	0	44,431
Derivative hedging instruments	0	0
FVOCI	1,135,832	993,765
Assets	1,135,832	1,038,196
FVTPL	0	0
Derivative hedging instruments	0
Financial liabilities	0
Level 1 [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	0	0
Debentures	0	0
Long-term payables – other	0	0
Financial liabilities	0	0
Level 2 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	649,649	727,014
Derivative hedging instruments	116,210	267,151
FVOCI	0	0
Assets	765,859	994,165
FVTPL	0	0
Derivative hedging instruments	9,212
Financial liabilities	9,212
Level 2 [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	695,320	911,597
Debentures	8,052,193	7,813,420
Long-term payables – other	1,294,977	1,614,934
Financial liabilities	10,042,490	10,339,951
Level 3 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	312,974	230,719
Derivative hedging instruments	0	0
FVOCI	262,902	195,832
Assets	575,876	426,551
FVTPL	295,876	302,593
Derivative hedging instruments	0
Financial liabilities	295,876
Level 3 [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	0	0
Debentures	0	0
Long-term payables – other	0	0
Financial liabilities	₩ 0	₩ 0